Impact Shares Women’s Empowerment ETF
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 99.8%	Shares	Value
Banking - 4.7%
Bank of America Corp.	19,586	$1,010,442
Citigroup, Inc.	5,268	534,702
Citizens Financial Group, Inc.	1,223	65,015
Fifth Third Bancorp	1,712	76,269
Huntington Bancshares, Inc.	4,318	74,572
JPMorgan Chase & Co.	242	76,334
KeyCorp	2,681	50,108
Regions Financial Corp.	2,418	63,763
US Bancorp	4,246	205,209
Wells Fargo & Co.	9,340	782,879
		2,939,293

Consumer Discretionary Products - 1.4%
Deckers Outdoor Corp.(a)	1,103	111,811
Ford Motor Co.	29,173	348,909
General Motors Co.	7,095	432,582
		893,302

Consumer Discretionary Services - 4.3%
McDonald’s Corp.	5,260	1,598,462
Service Corp. International	969	80,640
Starbucks Corp.	8,777	742,534
Yum! Brands, Inc.	1,980	300,960
		2,722,596

Consumer Staple Products - 5.3%
Brown-Forman Corp. - Class A	132	3,552
Brown-Forman Corp. - Class B	806	21,826
Campbell’s Co.	619	19,548
Church & Dwight Co., Inc.	684	59,939
Clorox Co.	365	45,004
Coca-Cola Co.	11,140	738,805
Colgate-Palmolive Co.	2,255	180,265
Conagra Brands, Inc.	1,139	20,855
Estee Lauder Cos., Inc. - Class A	596	52,520
General Mills, Inc.	1,630	82,185
Hershey Co.	425	79,496
J.M. Smucker Co.	320	34,752
Kellanova	689	56,512
Kimberly-Clark Corp.	924	114,890
Kraft Heinz Co.	2,423	63,095
Mondelez International, Inc. - Class A	3,660	228,640
PepsiCo, Inc.	4,063	570,608
Procter & Gamble Co.	6,453	991,503
		3,363,995

Financial Services - 11.0%
American Express Co.	1,573	$522,488
Bank of New York Mellon Corp.	1,910	208,114
Blackrock, Inc.	401	467,514
Capital One Financial Corp.	1,837	390,509
Equifax, Inc.	355	91,068
Fidelity National Information Services, Inc.	2,483	163,729
Global Payments, Inc.	744	61,812
Mastercard, Inc. - Class A	2,329	1,324,758
Moody’s Corp.	457	217,751
Morgan Stanley	3,537	562,242
Northern Trust Corp.	544	73,222
PayPal Holdings, Inc.(a)	2,697	180,861
Raymond James Financial, Inc.	558	96,311
S&P Global, Inc.	878	427,331
State Street Corp.	840	97,448
Synchrony Financial	951	67,569
T. Rowe Price Group, Inc.	653	67,024
Toast, Inc. - Class A(a)	2,713	99,052
TransUnion	565	47,336
Verisk Analytics, Inc. - Class A	401	100,855
Visa, Inc. - Class A	4,865	1,660,814
		6,927,808

Health Care - 10.8%
AbbVie, Inc.	4,935	1,142,650
Agilent Technologies, Inc.	806	103,450
Amgen, Inc.	1,566	441,925
Biogen, Inc.(a)	385	53,931
BioMarin Pharmaceutical, Inc.(a)	545	29,517
Boston Scientific Corp.(a)	4,019	392,375
Bristol-Myers Squibb Co.	5,822	262,572
Cardinal Health, Inc.	681	106,890
Centene Corp.(a)	1,363	48,632
Cigna Group	719	207,252
Elevance Health, Inc.	646	208,736
Gilead Sciences, Inc.	3,386	375,846
Hologic, Inc.(a)	709	47,850
Illumina, Inc.(a)	448	42,547
Johnson & Johnson	6,672	1,237,122
Merck & Co., Inc.	6,783	569,297
Neurocrine Biosciences, Inc.(a)	287	40,289
Regeneron Pharmaceuticals, Inc.	292	164,183
UnitedHealth Group, Inc.	2,444	843,913
Vertex Pharmaceuticals, Inc.(a)	710	278,064
Zoetis, Inc. - Class A	1,197	175,145
		6,772,186

Industrial Products - 4.2%
3M Co.	1,499	232,615
Carrier Global Corp.	2,341	139,758
Cummins, Inc.	399	168,526
Eaton Corp. PLC	1,112	416,166
Emerson Electric Co.	1,555	203,985

Fortive Corp.	1,550	$75,934
Ingersoll Rand, Inc.	1,140	94,187
Johnson Controls International PLC	1,835	201,758
Keysight Technologies, Inc.(a)	793	138,712
nVent Electric PLC	496	48,925
Otis Worldwide Corp.	167	15,269
Pentair PLC	477	52,832
Ralliant Corp.	1	44
Rockwell Automation, Inc.	329	114,995
Stanley Black & Decker, Inc.	472	35,084
TE Connectivity PLC	1,457	319,855
Trane Technologies PLC	640	270,054
Xylem, Inc.	716	105,610
		2,634,309

Industrial Services - 3.3%
Automatic Data Processing, Inc.	2,042	599,327
Delta Air Lines, Inc.	1,788	101,469
Paychex, Inc.	1,650	209,154
Republic Services, Inc. - Class A	615	141,130
Southwest Airlines Co.	1,654	52,779
Union Pacific Corp.	1,715	405,375
United Parcel Service, Inc. - Class B	2,087	174,327
W.W. Grainger, Inc.	128	121,979
Waste Management, Inc.	1,100	242,913
		2,048,453

Insurance - 2.0%
Allstate Corp.	773	165,924
American International Group, Inc.	1,697	133,282
Hartford Financial Services Group, Inc.	802	106,979
MetLife, Inc.	1,907	157,080
Principal Financial Group, Inc.	736	61,022
Progressive Corp.	1,636	404,010
Prudential Financial, Inc.	1,014	105,192
Willis Towers Watson PLC	290	100,181
		1,233,670

Materials - 1.7%
Air Products and Chemicals, Inc.	651	177,541
Albemarle Corp.	352	28,540
Corteva, Inc.	1,956	132,284
Dow, Inc.	2,036	46,685
DuPont de Nemours, Inc.	1,233	96,051
Ecolab, Inc.	744	203,752
International Flavors & Fragrances, Inc.	713	43,878
Newmont Corp.	3,004	253,267
Owens Corning	223	31,546
PPG Industries, Inc.	656	68,952
		1,082,496

Media - 8.5%
Airbnb, Inc. - Class A(a)	3,224	391,458
Comcast Corp. - Class A	1,073	33,714

Electronic Arts, Inc.	1,821	$367,296
Expedia Group, Inc. - Class A	888	189,810
GoDaddy, Inc. - Class A(a)	652	89,213
Meta Platforms, Inc. - Class A	4,123	3,027,849
Omnicom Group, Inc.	1,515	123,518
Pinterest, Inc. - Class A(a)	4,485	144,282
Uber Technologies, Inc.(a)	9,901	970,001
Zillow Group, Inc. - Class A(a)	246	18,312
		5,355,453

Oil & Gas - 5.1%
Baker Hughes Co.	2,962	144,309
Chevron Corp.	5,512	855,959
ConocoPhillips	3,765	356,131
Exxon Mobil Corp.	12,348	1,392,237
Occidental Petroleum Corp.	1,940	91,665
Phillips 66	1,218	165,672
Williams Cos., Inc.	3,578	226,666
		3,232,639

Real Estate - 2.0%
American Tower Corp. - REIT	1,365	262,517
CBRE Group, Inc. - Class A(a)	893	140,701
Equinix, Inc. - REIT	282	220,874
Equity LifeStyle Properties, Inc. - REIT	545	33,081
Essex Property Trust, Inc. - REIT	193	51,658
Healthpeak Properties, Inc. - REIT	2,111	40,426
Host Hotels & Resorts, Inc. - REIT	1,967	33,478
Invitation Homes, Inc. - REIT	1,508	44,230
Ventas, Inc. - REIT	1,280	89,587
Welltower, Inc. - REIT(a)	1,894	337,397
		1,253,949

Renewable Energy - 0.2%
First Solar, Inc.(a)	518	114,235

Retail & Wholesale - Discretionary - 5.8%
Amazon.com, Inc.(a)	13,150	2,887,345
Best Buy Co., Inc.	1,306	98,760
eBay, Inc.	3,348	304,501
Lululemon Athletica, Inc.(a)	916	162,984
Williams-Sonoma, Inc.	855	167,110
		3,620,700

Retail & Wholesale - Staples - 0.5%
Archer-Daniels-Midland Co.	1,302	77,781
Kroger Co.	1,838	123,900
Target Corp.	1,274	114,278
		315,959

Software & Tech Services - 12.5%
Accenture PLC - Class A	3,133	772,598
Adobe, Inc.(a)	2,088	736,542
Akamai Technologies, Inc.(a)	620	46,971

Atlassian Corp. - Class A(a)	828	$132,232
Autodesk, Inc.(a)	991	314,811
Booz Allen Hamilton Holding Corp. - Class A	360	35,982
Cloudflare, Inc. - Class A(a)	1,446	310,297
Dynatrace, Inc.(a)	1,417	68,654
Gartner, Inc.(a)	393	103,308
HubSpot, Inc.(a)	232	108,529
International Business Machines Corp.	4,383	1,236,707
Intuit, Inc.	1,340	915,099
Okta, Inc. - Class A(a)	806	73,910
Palo Alto Networks, Inc.(a)	3,179	647,308
Salesforce, Inc.	4,652	1,102,524
ServiceNow, Inc.(a)	1,003	923,041
Twilio, Inc. - Class A(a)	48	4,804
Tyler Technologies, Inc.(a)	199	104,109
Workday, Inc. - Class A(a)	1,064	256,137
		7,893,563

Tech Hardware & Semiconductors - 12.3%
Apple, Inc.	13,037	3,319,611
Cisco Systems, Inc.	20,243	1,385,026
Dell Technologies, Inc. - Class C	1,512	214,356
F5, Inc.(a)	264	85,322
Hewlett Packard Enterprise Co.	5,904	145,002
HP, Inc.	4,444	121,010
Intel Corp.	21,470	720,319
Monolithic Power Systems, Inc.	219	201,620
Motorola Solutions, Inc.	803	367,204
NetApp, Inc.	887	105,074
Seagate Technology Holdings PLC	893	210,802
Texas Instruments, Inc.	4,898	899,910
		7,775,256

Telecommunications - 2.3%
Verizon Communications, Inc.	33,611	1,477,203

Utilities - 1.9%
Alliant Energy Corp.	719	48,468
American Electric Power Co., Inc.	1,494	168,075
American Water Works Co., Inc.	579	80,591
CMS Energy Corp.	806	59,048
Consolidated Edison, Inc.	1,059	106,451
Edison International	1,254	69,321
Entergy Corp.	1,204	112,201
Exelon Corp.	3,044	137,010
PPL Corp.	2,083	77,404
Sempra	1,877	168,892
Vistra Corp.	930	182,206
		1,209,667

TOTAL COMMON STOCKS (Cost $50,057,273)		62,866,732

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)	114,874	$114,874

TOTAL SHORT-TERM INVESTMENTS (Cost $114,874)		114,874

TOTAL INVESTMENTS - 100.0% (Cost $50,172,147)		$62,981,606
Other Assets in Excess of Liabilities - 0.0%(c)		1,341
TOTAL NET ASSETS - 100.0%		$62,982,947

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.